Fair Value Measurements - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 384,996	$ 366,886
Securitization and structured entities' liabilities	36,222	27,094
Financial liabilities at fair value through profit or loss, category [member]
Fair value of financial instruments on balance sheet [line items]
Structured note liabilities	44,789	35,300
Structured deposits	774	341
Metal deposits	258	204
Securitization and structured entities' liabilities	14,158	2,463
Money market deposits	7,562	0
Financial assets at fair value through profit or loss [member]
Fair value of financial instruments on balance sheet [line items]
Residential mortgages loans	77	1,676
Business and government	13,112	5,720
Financial assets at fair value through other comprehensive income [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 60	$ 58